Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Amounts Due from Related Parties	Amounts due from related parties consisted of the following as of June 30, 2024 and December 31, 2023:
	June 30, 2024	December 31, 2023
Current	(Unaudited)
Aeneas Management Limited	$-	$961
Charles Bathurst	3,595	-
Libra Sciences Limited (Note b)	521,007	521,007
Allowance for credit loss	(521,007)	(521,007)
Total	$3,595	$961

Schedule of Amounts Due to Related Parties	Amounts due to related parties consisted of the following as of June 30, 2024 and December 31, 2023:
	June 30, 2024	December 31, 2023
Current	(Unaudited)
Aeneas Group Limited (Note a)	$79,180	$79,180

Non-current
Jurchen Investment Corporation (Note 16)	$3,148,500	$3,058,500

Schedule of Related Party Transactions	Related party transactions consisted of the following for the six months ended June 30, 2024 and 2023:
	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Loan from a related party (Note a)
- Aeneas Group Limited	$-	$2,500,000

Settlement of loan from a related party through issuance of Convertible Note (Note 16)
- Aeneas Group Limited	$-	$3,000,000

Interest expenses (Note a and Note 16)
- Aeneas Group Limited	$-	$71,123
- Jurchen Investment Corporation	$90,000	-

Loan to a related party (Note b)
- Libra Sciences Limited	$-	$92,459

Repayment of loan and interest from a related party (Note b)
- Talem Medical Group Limited	$-	$595,900

Interest incomes (Note b)
- Talem Medical Group Limited	$-	$4,518
- Libra Sciences Limited	$-	$8,963

Consultant, management and administrative fees (Note c)
- CGY Investments Limited	$-	$131,691
- ACC Medical Limited	$-	$138,768

Administrative fees income (Note e)
- Libra Sciences Limited	$-	$9,615